UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	$2,180	$2,201,822
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	365	401,865
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,010	1,124,726
Series D, 6.50%, 10/01/53	2,910	3,387,181
Sub-Lien, Series D, 7.00%, 10/01/51	2,355	2,823,339
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	710	833,469

		10,772,402
Alaska — 1.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	980	980,186
5.00%, 6/01/32	1,510	1,325,010
5.00%, 6/01/46	4,120	3,213,600

		5,518,796
Arizona — 1.0%
City of Phoenix Arizona IDA, ERB, Eagle College Prep Project, Series A, 5.00%, 7/01/43	1,445	1,417,025
City of Phoenix Arizona IDA, RB:
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	300	307,971
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45	370	373,223
Great Hearts Academies - Veritas Project, 6.40%, 7/01/47	415	445,743
Legacy Traditional Schools Project, Series A, 6.50%, 7/01/34 (a)	465	529,035
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (a)	810	932,342
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	70	66,318

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	$1,375	$1,495,959
University Medical Center Corp., RB, 6.25%, 7/01/19 (b)	180	216,968

		5,784,584
Arkansas — 0.1%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 6/01/40	750	834,135
California — 6.2%
California County Tobacco Securitization Agency, RB, 5.45%, 6/01/28	500	490,575
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,167,580
Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,202,970
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	309,032
California HFA, RB, S/F, Home Mortgage, Series I, AMT, 4.80%, 8/01/36	1,500	1,506,480
California Municipal Finance Authority, Urban Discovery Academy Project (a):
5.50%, 8/01/34	310	320,258
6.00%, 8/01/44	655	678,115
6.13%, 8/01/49	570	589,511
California School Finance Authority, RB, Value Schools:
6.65%, 7/01/33	295	324,199
6.90%, 7/01/43	650	720,993
California Statewide Communities Development Authority, RB, Series A:
American Baptist Homes of the West, 5.00%, 10/01/43	1,000	1,087,880
Sutter Health, 6.00%, 8/15/42	400	481,188
California Statewide Communities Development Authority, Refunding RB, American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,927,157

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Financing Authority, RB, Tobacco Settlement:
Series A, 6.00%, 5/01/43	$2,500	$2,500,225
Series B, 6.00%, 5/01/43	3,485	3,485,593
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	500	590,935
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	310	381,080
6.50%, 5/01/42	760	926,569
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	284,671
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 6/01/48	2,115	2,447,774
County of San Marcos California Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 8/01/51 (c)	4,425	910,400
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	11,995	10,099,190
Lammersville School District Community Facilities District, Special Tax Bonds, District No. 2002, Mountain House, 5.13%, 9/01/35	325	336,044
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 8/01/43 (c)	3,000	620,730
Temecula Public Financing Authority, Refunding, Special Tax Bonds, Harveston, Sub-Series B, 5.10%, 9/01/36	165	167,374

Municipal Bonds	Par (000)	Value
California (concluded)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	$1,280	$1,280,090

		35,836,613
Colorado — 2.9%
Central Platte Valley Metropolitan District, GO, 5.00%, 12/01/43	1,250	1,305,313
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	461,781
5.00%, 12/01/42	545	551,191
Denver Convention Center Hotel Authority, Refunding RB, Senior (Syncora), 5.00%, 12/01/30	1,175	1,211,778
Denver Health & Hospital Authority, RB, Series A:
5.00%, 12/01/39	900	983,241
5.25%, 12/01/45	1,350	1,503,873
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	5,995	6,439,289
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 1/15/34	1,500	1,724,820
6.00%, 1/15/41	1,000	1,147,770
Tallyn's Reach Metropolitan District No. 3, GO, Refunding, Limited Tax, 5.13%, 11/01/38	1,035	1,068,927

		16,397,983
Connecticut — 0.8%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45	765	770,753
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 2/01/45 (a)	1,435	1,450,441
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	2,505	2,505,125

		4,726,319
Delaware — 0.5%
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,775	3,038,653

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	2

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia — 1.4%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	$310	$310,304
7.50%, 1/01/39	500	500,390
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	2,520	3,205,365
6.75%, 5/15/40	385	385,054
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30 (c)	3,005	1,610,710
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	185	205,394
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,815,983

		8,033,200
Florida — 8.7%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 5/01/43	1,435	1,498,126
Capital Trust Agency, Inc., RB:
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 1/01/44	445	476,955
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 1/01/49	950	1,017,583
Faulk Senior Services, 6.50%, 12/01/34	500	503,505
Faulk Senior Services, 6.75%, 12/01/49	580	582,865
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 5/01/24	625	637,925
5.00%, 5/01/34	1,250	1,276,675
5.13%, 5/01/45	1,720	1,759,921
Collier County Health Facilities Authority, Refunding RB, Series A, 4.00%, 5/01/45 (d)	200	198,264
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,226,160

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 5/15/44 (a)	$1,490	$1,723,423
County of Hillsborough Florida IDA, RB, Tampa General Hospital Project, 5.25%, 10/01/41	895	934,523
County of Martin Florida Health Facilities Authority, RB, 5.50%, 11/15/42	1,000	1,115,390
County of Palm Beach Florida Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/33	1,500	1,667,205
County of Palm Beach Florida Health Facilities Authority, Refunding RB, 7.50%, 6/01/49	1,000	1,145,350
Florida Development Finance Corp., RB, Series A:
Miami Arts Charter School Project, 5.88%, 6/15/34 (a)	830	852,468
Miami Arts Charter School Project, 6.00%, 6/15/44 (a)	2,800	2,857,232
Renaissance Charter School, 5.75%, 6/15/29	695	701,853
Renaissance Charter School, 6.00%, 6/15/34	835	844,911
Renaissance Charter School, 6.13%, 6/15/44	3,225	3,241,512
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	2,038,660
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 5/01/43	1,450	1,513,785
Highland Meadows Community Development District Florida, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (e)(f)	445	176,825
Jacksonville Economic Development Commission, RB, Gerdau Ameristeel U.S. Inc., AMT, 5.30%, 5/01/37	3,300	3,301,353
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Lakewood Center & New Sector Projects, 8.00%, 5/01/40	515	654,235
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.25%, 5/01/25	195	192,789

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, Special Assessment Bonds (concluded):
4.88%, 5/01/35	$290	$284,563
4.88%, 5/01/45	580	562,612
Miami-Dade County Industrial Development Authority, RB, Series A:
5.00%, 6/01/35	1,425	1,513,607
5.00%, 6/01/40	1,945	2,052,792
5.00%, 6/01/48	1,425	1,495,580
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	1,450	1,782,615
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A:
5.00%, 5/01/29	1,750	1,876,787
5.00%, 5/01/37	900	955,863
Pine Island Community Development District, RB, 5.30%, 11/01/10 (e)(f)	1,355	760,101
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (e)(f)	438	183,979
Tolomato Community Development District, Refunding, Special Assessment Bonds (e)(f):
6.61%, 5/01/40 (g)	125	65,014
Convertible CAB, Series A2, 6.61%, 5/01/39 (g)	40	29,296
Convertible CAB, Series A3, 6.61%, 5/01/40 (g)	90	53,708
Convertible CAB, Series A4, 6.61%, 5/01/40 (g)	50	22,087
Series A1, 6.65%, 5/01/40	140	142,806
Tolomato Community Development District (e)(f):
6.61%, 5/01/40 (g)	205	126,098
6.61%, 5/01/40	135	1
Series 1, 6.65%, 5/01/40	5	5,138
Series 3, 6.65%, 5/01/40	105	1
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 5/01/26	640	669,741
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,715	1,931,279

Municipal Bonds	Par (000)	Value
Florida (concluded)
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 5/01/41	$1,470	$1,802,940
5.50%, 5/01/42	540	628,177

		50,084,278
Georgia — 0.5%
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	125	132,118
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 6/01/29	635	798,455
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/39	225	259,268
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	648,978
Private Colleges & Universities Authority, RB, Savannah College of Art & Design, 5.00%, 4/01/44	1,075	1,183,747

		3,022,566
Guam — 1.4%
Guam Government Waterworks Authority, RB, Water & Wastewater System:
5.25%, 7/01/33	910	1,035,789
5.50%, 7/01/43	1,520	1,765,662
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	110,804
6.75%, 11/15/29	1,650	1,892,105
7.00%, 11/15/39	2,660	3,141,114

		7,945,474
Idaho — 0.1%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,546
Illinois — 5.6%
City of Chicago Illinois, GO, Refunding, Series A, 5.00%, 1/01/36	3,000	3,023,040

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	4

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	$4,500	$4,582,260
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	7,300	7,368,912
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,909,066
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,603,644
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	1,077,160
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,805	2,972,094
Rogers Park Montessori School Project, Series 2014, 6.00%, 2/01/34	335	351,103
Rogers Park Montessori School Project, Series 2014, 6.13%, 2/01/45	790	819,072
Roosevelt University Project, 6.50%, 4/01/44	830	936,896
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,128,240
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	3,455	910,185
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	710,654
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	390	464,576
State of Illinois, GO:
5.00%, 2/01/39	500	525,845
Series A, 5.00%, 4/01/35	1,460	1,537,657
Series A, 5.00%, 4/01/38	2,190	2,294,353

		32,214,757
Indiana — 1.4%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A:
7.13%, 11/15/42	1,500	1,673,685
7.13%, 11/15/47	1,500	1,668,720

Municipal Bonds	Par (000)	Value
Indiana (concluded)
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	$525	$643,372
7.00%, 1/01/44	1,270	1,565,758
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 7/01/44	370	397,102
5.00%, 7/01/48	1,230	1,318,314
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/39	725	763,925

		8,030,876
Iowa — 3.3%
Iowa Finance Authority, Refunding RB:
Development, Care Initiatives Project, Series A, 5.00%, 7/01/19	500	514,615
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	3,295	3,518,928
Sunrise Retirement Community Project, 5.50%, 9/01/37	890	906,759
Sunrise Retirement Community Project, 5.75%, 9/01/43	1,385	1,428,309
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Senior Series A-1, 5.00%, 12/01/21	3,710	3,942,654
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, CAB, Series B, 5.60%, 6/01/34	1,200	1,148,280
Asset-Backed, Series C, 5.50%, 6/01/42	2,000	1,767,020
Asset-Backed, Series C, 5.63%, 6/01/46	3,345	2,992,370
Series C, 5.38%, 6/01/38	3,075	2,703,386

		18,922,321
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (c)	250	181,613

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Kentucky Public Transportation Infrastructure Authority, RB, 6.00%, 7/01/53	$3,000	$3,495,420

		3,677,033
Louisiana — 1.4%
Juban Crossing Economic Development District, Refunding RB, 7.00%, 9/15/44 (a)	1,125	1,150,909
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	1,630	1,953,849
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	729,140
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 5/15/35	3,910	4,455,171

		8,289,069
Maine — 0.2%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,235,046
Maryland — 1.3%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	750	847,815
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	2,910	3,314,897
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	500	497,410
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,624,980
Transportation Facilities Project, Series A, 5.75%, 6/01/35	265	287,080

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland EDC, Refunding RB, 5.00%, 7/01/39	$950	$1,028,356

		7,600,538
Massachusetts — 1.3%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	398,538
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39	353	339,286
Linden Ponds, Inc. Facility, Series A-2, 5.50%, 11/15/46	19	16,172
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56 (c)	94	579
North Hill Communities Issue, Series A, 6.50%, 11/15/43 (a)	1,480	1,590,926
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	3,000	3,108,960
Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/15 (b)	1,500	1,504,500
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	605,839

		7,564,800
Michigan — 1.9%
City of Detroit Michigan, GO, Financial Recovery (h):
Series B-1, 4.00%, 4/01/44	170	100,957
Series B-2, 4.00%, 4/01/44	54	33,186
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,660	1,798,062
County of Monroe Michigan Hospital Finance Authority, Refunding RB, Mercy Memorial Hospital Corp. Obligation, 5.50%, 6/01/35	1,565	1,605,455
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	1,062,060

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	6

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	$350	$365,543
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	800	851,424
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 6/01/42	3,180	3,151,412
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,710	1,943,911

		10,912,010
Minnesota — 0.6%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 7/01/45	2,065	2,153,403
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 9/01/42	500	572,775
Woodbury Housing & Redevelopment Authority, RB, St. Therese of Woodbury, 5.13%, 12/01/44	955	983,745

		3,709,923
Missouri — 0.9%
City of Kansas Missouri, Tax Allocation Bonds, Kansas City MainCor Project, Series A, 5.25%, 3/01/18 (i)	330	356,882
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/39	435	501,973
Lees Summit Industrial Development Authority, RB, John Knox Obligated Group, 5.25%, 8/15/39	1,890	1,950,593
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,284,348

		5,093,796
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	780	856,892

Municipal Bonds	Par (000)	Value
Nevada — 0.2%
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	$20	$20,237
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain's Edge:
4.00%, 8/01/22	795	816,338
4.00%, 8/01/23	495	501,390

		1,337,965
New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	435	510,821
New Jersey — 6.6%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,750	6,193,842
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Logan Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,701,405
New Jersey EDA, RB:
AMT, ACR Energy Partners, Series A, 10.50%, 6/01/32 (a)(e)(f)	1,660	738,700
Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,965	2,147,431
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	840	919,582
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	3,000	3,684,180
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,360	1,516,386
Team Academy Charter School Project, 6.00%, 10/01/43	970	1,106,382
New Jersey Health Care Facilities Financing Authority, Refunding RB:
4.25%, 7/01/44	7,000	7,090,580
St. Joseph's Healthcare System, 6.63%, 7/01/38	725	814,617

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA, 5.00%, 6/15/44	$3,755	$4,008,763
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
5.00%, 6/01/29	3,730	3,184,599
5.00%, 6/01/41	6,305	4,835,746

		37,942,213
New Mexico — 0.4%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	2,030	2,044,271
New York — 10.6%
Build New York City Resource Corp., RB:
5.50%, 11/01/44	1,970	2,131,481
South Bronx Charter School for International Cultures and the Arts Project, Series A, 5.00%, 4/15/43	2,750	2,799,115
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 8.00%, 8/01/28 (h)	235	256,932
British Airways PLC Project, 7.63%, 12/01/32	1,500	1,509,435
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	8,300	8,464,257
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	3,115	3,566,114
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, 5.00%, 8/01/46	5,000	5,039,050
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,552	1,747,853
County of Westchester New York Local Development Corp., RB, Pace University, Series A, 5.50%, 5/01/42	2,000	2,332,600

Municipal Bonds	Par (000)	Value
New York (concluded)
New York Counties Tobacco Trust II, RB, 5.75%, 6/01/43	$2,905	$2,918,712
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	3,775	4,561,748
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	375	430,144
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	6,650	6,998,859
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	450	493,992
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	1,070	1,182,724
3 World Trade Center Project, Class 3, 7.25%, 11/15/44 (a)	3,115	3,776,190
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	3,895	4,050,800
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project, 5.00%, 7/01/42	1,220	1,244,437
Rensselaer Tobacco Asset Securitization Corp., RB, Asset-Backed, Series A, 5.75%, 6/01/43	2,500	2,500,450
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	690	690,110
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	4,900	4,589,536

		61,284,539
North Carolina — 0.8%
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	3,055	3,473,841

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	8

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB (concluded):
Carolina Village Project, 6.00%, 4/01/38	$1,000	$1,062,760

		4,536,601
North Dakota — 0.3%
City of Williston North Dakota, RB, Eagle Crest Apartments LLC Project, 7.75%, 9/01/38	1,500	1,575,375
Ohio — 1.4%
Buckeye Tobacco Settlement Financing Authority, RB, Series A-2, Asset-Backed:
Bonds, 5.75%, 6/01/34	4,460	3,610,682
Senior Turbo Term, 5.88%, 6/01/47	5,500	4,501,585

		8,112,267
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Refunding RB, Inverness Village Community, 6.00%, 1/01/32	695	735,560
Oregon — 0.5%
City of Forest Grove Oregon, Refunding RB, Pacific University Project, Series A:
4.50%, 5/01/29	1,000	1,081,130
5.00%, 5/01/40	1,570	1,738,367

		2,819,497
Pennsylvania — 6.0%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	1,185	1,291,745
5.00%, 5/01/42	2,730	2,951,048
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/36	3,000	3,235,440
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	2,680	2,991,336

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	$835	$873,377
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 7/01/32	1,345	1,403,817
County of Montgomery Pennsylvania IDA, RB, New Hampshire School III Properties Project, 6.50%, 10/01/37	3,300	3,371,181
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	1,345	1,477,308
East Hempfield Township Industrial Development Authority, RB:
5.00%, 7/01/34	1,000	1,078,230
5.00%, 7/01/46	1,750	1,861,807
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 12/31/38	670	733,362
US Airways Group, Series A, 7.50%, 5/01/20	1,200	1,404,648
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	5,390	5,578,865
Pocono Mountains Industrial Park Authority, RB, St Lukes Hospital Monroe Project , 4.00%, 8/15/45	3,350	3,320,754
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/45	2,600	2,751,034

		34,323,952
Puerto Rico — 1.0%
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 7/01/35	7,300	5,995,344
Rhode Island — 1.3%
Tobacco Settlement Financing Corp, RB, Asset-Backed, Series A, 6.25%, 6/01/42	1,360	1,364,271

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	9

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Rhode Island (concluded)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	$1,000	$1,078,470
Series B, 4.50%, 6/01/45	4,705	4,742,969

		7,185,710
Texas — 6.4%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (e)(f)	750	35,625
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 1/01/28 (c)	3,000	1,770,300
CAB, 0.00%, 1/01/29 (c)	500	281,955
CAB, 0.00%, 1/01/30 (c)	1,330	716,285
CAB, 0.00%, 1/01/31 (c)	4,000	2,049,840
Senior Lien, 6.25%, 1/01/46	765	897,131
Central Texas Transportation Commission Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	5,000	5,502,300
City of Houston Texas Airport System, RB, Special Facilities, Continental Airlines, Inc., AMT, Series A, 6.63%, 7/15/38	1,110	1,303,528
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	120	135,190
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	1,000	1,079,030
Clifton Higher Education Finance Corp., ERB, Idea Public Schools:
5.50%, 8/15/31	255	285,748
5.75%, 8/15/41	280	317,573
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/45	1,320	1,517,472
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 1/01/38	510	520,139
5.00%, 1/01/43	520	527,634
5.13%, 1/01/48	1,535	1,554,955
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (c)	350	92,953

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	$290	$334,022
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Series A:
CC Young Memorial Home, 8.00%, 2/15/38	330	377,830
Senior Living Center Project, 8.25%, 11/15/44	800	792,880
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB:
Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/36	1,500	1,572,870
Trinity Terrace Project, 5.00%, 10/01/44	440	473,053
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 1/01/46	1,920	2,094,989
Danbury Higher Education Authority, Inc., RB, A.W. Brown Fellowship Charter, Series A (ACA), 5.00%, 8/15/16 (b)	355	377,365
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., Series A, 6.50%, 5/15/31	1,000	1,209,930
Mesquite Health Facility Development Corp., Refunding RB, 5.13%, 2/15/42	690	712,556
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 4/01/36	890	1,032,346
6.00%, 4/01/45	1,355	1,572,166
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/16 (b)	1,150	1,200,048
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42	1,330	1,247,247
Wichita Falls Retirement Foundation, 5.13%, 1/01/41	600	618,318

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	10

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$1,000	$1,216,220
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,740	2,078,012
Town of Flower Mound Texas, Special Assessment Bonds, 6.50%, 9/01/36	1,500	1,594,635

		37,092,145
Utah — 0.6%
State of Utah Charter School Finance Authority, RB, Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000	1,074,240
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,177,613

		3,251,853
Virginia — 3.0%
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.13%, 10/01/37	1,800	1,867,248
Goodwin House, Inc., 5.13%, 10/01/42	1,185	1,226,119
Vinson Hall LLC, Series A, 5.00%, 12/01/47	1,265	1,286,745
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 7/01/42	2,000	2,066,140
Residential Care Facility, 5.00%, 7/01/47	1,015	1,046,424
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 3/01/26	515	596,149
6.88%, 3/01/36	450	520,236
Virginia College Building Authority, Refunding RB, Series A (d):
5.00%, 7/01/35	125	133,790
5.00%, 7/01/45	375	397,125

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings OpCo LLC Project, 6.00%, 1/01/37	$4,095	$4,765,229
Express Lanes LLC, 5.00%, 7/01/34	3,300	3,549,909

		17,455,114
Washington — 0.3%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	602,203
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	1,005	1,063,190

		1,665,393
Wisconsin — 1.2%
Public Finance Authority, RB, Series A:
Rose Villa Project, 5.75%, 11/15/44	380	401,683
Rose Villa Project, 6.00%, 11/15/49	235	251,840
Voyager Foundation, Inc. Project, 5.13%, 10/01/45	1,850	1,877,602
Public Finance Authority, Refunding RB, Senior Obligated Group, Series B, AMT, 5.00%, 7/01/42	2,000	2,117,700
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Mile Bluff Medical Center, 5.50%, 5/01/34	875	924,910
Mile Bluff Medical Center, 5.75%, 5/01/39	1,065	1,127,079
St. Johns Communities, Inc., Series A, 7.25%, 9/15/29	75	88,231
St. Johns Communities, Inc., Series A, 7.63%, 9/15/39	145	172,106

		6,961,151
Total Municipal Bonds — 86.0%		495,197,381

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	11

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
California — 0.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (b)	$480	$566,404
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	1,679	1,919,006

		2,485,410
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 1/01/40	5,595	6,188,517
District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (b)(k)	939	1,101,281
Florida — 0.7%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,500	4,020,121
Illinois — 1.1%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A (NPFGC), 5.00%, 1/01/33 (k)	3,495	3,612,292
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,480	2,991,525

		6,603,817
New York — 3.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series HH, 5.00%, 6/15/31 (k)	3,015	3,461,054
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	1,720	2,004,225
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,725	8,940,915

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (k)	$2,520	$2,948,148

		17,354,342
Ohio — 0.4%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	2,010	2,278,883
South Carolina — 0.2%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	834	850,190
Virginia — 0.5%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,825,680
Washington — 0.6%
City of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	2,999	3,365,292
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (k)	2,179	2,403,467
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.6%		49,477,000
Total Long-Term Investments (Cost — $508,106,584) — 94.6%		544,674,381

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (l)(m)	25,567,012	25,567,012
Total Short-Term Securities (Cost — $25,567,012) — 4.4%		25,567,012

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	12

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $533,673,596*) — 99.0%	$570,241,393
Other Assets Less Liabilities — 5.6%	31,736,597
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.6%)	(26,251,681)

Net Assets — 100.0%	$575,726,309

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$507,352,695
Gross unrealized appreciation	$40,598,614
Gross unrealized depreciation	(3,955,309)
Net unrealized appreciation	$36,643,305

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

BB&T Securities LLC	$198,264	$3,398
Merrill Lynch, Pierce, Fenner, & Smith, Inc.	5,502,300	4,800
Morgan Stanley & Co. LLC	530,915	3,385

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Non-income producing security.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Security is collateralized by municipal or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a secured borrowing.
(k)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire from May 31, 2015 to November 15, 2019, is $8,645,305.
(l)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at June 30, 2014	Net Activity	Shares Held at March 31, 2015	Income

FFI Institutional Tax-Exempt Fund	34,830,577	(9,263,565)	25,567,012	$15,507

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	13

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Guaranty, Inc.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(381)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	49,113,281	$(824,238)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	14

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund

As of March 31, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$544,674,381	—	$544,674,381
Short-Term Securities	$25,567,012	—	—	25,567,012
Total	$25,567,012	$544,674,381	—	$570,241,393

[1] See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(824,238)	—	—	$(824,238)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$523,000	—	—	$523,000
Liabilities:
TOB trust certificates	—	$(26,245,393)	—	(26,245,393)
Total	$523,000	$(26,245,393)	—	$(25,722,393)

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	15

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children's Hospital (AGC), 6.00%, 6/01/39	$15,955	$18,653,948
Prattville IDB Alabama, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,915,122
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	15,945	18,717,835

		41,286,905
Alaska — 0.2%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/28	2,000	2,389,180
6.00%, 9/01/32	5,250	6,227,025

		8,616,205
Arizona — 2.7%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	200	203,340
City of Phoenix Arizona IDA, RB:
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45	2,280	2,299,859
Candeo School, Inc. Project, 6.88%, 7/01/44	3,440	3,943,306
Legacy Traditional Schools Project, Series A, 6.50%, 7/01/34 (a)	2,000	2,275,420
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (a)	3,500	4,028,640
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,000	1,894,800
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/38	1,200	1,338,672
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	516,635
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/37	98,935	102,209,749
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	13,700	14,162,923

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	$2,760	$2,770,819
5.75%, 7/15/24	2,125	2,146,186

		137,790,349
Arkansas — 0.4%
University of Arkansas, RB, Various Facilities, UAMS Campus, 5.00%, 3/01/16 (b)	21,290	22,207,386
California — 13.6%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	11,525	13,759,697
California Health Facilities Financing Authority, RB:
Catholic Healthcare West, Series J, 5.63%, 7/01/15 (b)	10,000	10,135,000
Sutter Health, Series A, 5.25%, 11/15/46	10,500	11,233,005
Sutter Health, Series B, 6.00%, 8/15/42	21,340	25,671,380
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	26,655	31,083,995
Stanford Hospital, Series A-3, 5.50%, 11/15/40	8,000	9,602,000
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	10,190	12,258,264
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,915	3,233,027
Series E, 5.50%, 7/01/31	1,920	2,131,296
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	24,300	28,664,766
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,248,651
5.75%, 5/01/23	17,000	19,061,930

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$5,850	$6,913,940
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	40,000	45,328,800
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E:
6.00%, 9/01/34	4,890	5,765,701
6.00%, 9/01/39	9,450	11,098,364
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	6,530	7,028,108
Series A-1, 5.75%, 3/01/34	7,010	8,157,046
Series A-1, 6.25%, 3/01/34	5,250	6,262,253
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,510	1,856,228
6.50%, 5/01/42	5,130	6,254,342
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,724,700
County of Alameda & City of Oakland California, GO, Election of 2012, 6.63%, 8/01/38	3,750	4,625,775
County of Orange California Sanitation District, COP:
Series A, 5.00%, 2/01/35	10,000	11,276,600
Series B (AGM), 5.00%, 2/01/17 (b)	25,000	27,042,250
County of Orange California Water District, COP, Refunding:
5.00%, 8/15/39	15,000	17,149,500
Series A, 5.00%, 8/15/41	7,110	8,083,715
County of Sacramento California, RB, Subordinated & Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	16,920	19,311,642
6.00%, 7/01/41	13,280	15,157,128
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,500	4,972,365
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	12,830	15,686,984
5.50%, 3/01/41	26,390	31,290,623

Municipal Bonds	Par (000)	Value
California (concluded)
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.38%, 9/01/35	$26,315	$31,701,680
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	8,137,513
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	3,500	4,317,040
Metropolitan Water District of Southern California, RB, Series A:
Authorization, 5.00%, 1/01/39	10,000	11,197,600
5.00%, 7/01/37	10,000	10,883,000
Metropolitan Water District of Southern California, Refunding RB, Series B, 5.00%, 7/01/35	13,170	13,851,416
Modesto Irrigation District, COP, Capital Improvements, Series A, 6.00%, 10/01/39	11,755	13,673,298
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT, 5.00%, 5/01/31	13,535	15,241,357
State of California, GO, Various Purposes:
6.50%, 4/01/33	33,550	40,694,137
6.00%, 4/01/38	33,925	40,324,612
State of California Public Works Board, LRB, Various Capital Projects:
Sub-Series A-1, 6.00%, 3/01/35	14,125	16,919,207
Sub-Series I-1, 6.13%, 11/01/29	10,000	12,218,100
Sub-Series I-1, 6.38%, 11/01/34	11,680	14,309,869
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	19,355	22,686,189
University of California, RB, Series O, 5.75%, 5/15/19 (b)	1,450	1,721,803

		698,945,896
Colorado — 0.1%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,385	5,068,271

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	2

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	$1,580	$1,811,501

		6,879,772
Connecticut — 1.6%
State of Connecticut Health & Educational Facility Authority, RB, Series A, 0.80%, 7/01/48 (c)	30,000	29,983,200
State of Connecticut Health & Educational Facility Authority, Refunding RB, Series B, 0.67%, 7/01/49 (c)	50,000	50,232,000

		80,215,200
Delaware — 0.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	31,500	36,507,240
District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	24,134,452
District of Columbia Water & Sewer Authority, Refunding RB, Series A:
6.00%, 10/01/18 (b)	12,630	14,806,149
5.50%, 10/01/39	7,475	8,485,994
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	5,765	6,502,574

		53,929,169
Florida — 5.2%
Anthem Park Community Development District, Special Assessment Bonds, 5.80%, 5/01/36	1,240	1,242,740
City of St. Augustine, RB, 5.75%, 10/01/41	1,120	1,349,611
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	8,767,275
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,869,039

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	$9,300	$10,785,768
Series B-1, 5.75%, 7/01/33	2,400	2,731,776
Series B-1, 6.00%, 7/01/38	30,000	34,519,200
County of Miami-Dade Florida, RB, Seaport, Series A, 5.50%, 10/01/42	5,375	6,232,313
County of Miami-Dade Florida, Refunding ARB, Miami International Airport, Series A, AMT, (AGC):
5.50%, 10/01/26	7,000	7,938,000
5.50%, 10/01/27	5,495	6,223,307
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, Series B, 5.50%, 10/01/36	8,000	9,205,760
Water & Sewer Systems, Series C, 6.00%, 10/01/23	25,000	28,987,500
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	6,175	7,566,228
Series B, AMT, 6.25%, 10/01/38	5,000	6,236,750
Series B, AMT, 6.00%, 10/01/42	600	734,676
East Central Regional Wastewater Treatment Facilities Operation Board, RB, Green Bond Biosolids Project, 5.50%, 10/01/44	29,160	35,824,227
Florida Housing Finance Corp., Refunding RB, S/F Housing, Homeowner Mortgage, Series 1 (Ginnie Mae), AMT, 6.00%, 7/01/39	1,590	1,688,516
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 6/01/27	10,000	11,712,500
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	900	903,078
Highland Meadows Community Development District Florida, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (d)(e)	990	393,386
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	10,525	11,895,881

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	$14,350	$17,641,747
State of Florida, GO, Board of Education, Series A:
5.38%, 6/01/33	3,950	4,482,460
5.50%, 6/01/38	4,790	5,454,181
State of Florida, RB, Board of Education Lottery Revenue, Series A, 5.75%, 7/01/28	3,890	4,466,381
State of Florida Turnpike Authority, RB, Series B, 5.00%, 7/01/40	30,000	34,506,900
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (d)(e)	160	96,000
Watergrass Community Development District Florida, Special Assessment Bonds, Series B, 6.96%, 11/01/17	325	311,116

		267,766,316
Georgia — 2.7%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	30,000	36,559,200
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	45,000	51,807,150
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	2,000	2,212,580
County of Richmond Georgia Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	4,198,910
County of Rockdale Georgia Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,129,350
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Sub-Series D, 6.00%, 1/01/23	10,000	11,602,000

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Municipal Electric Authority of Georgia, Refunding RB (concluded):
Series EE (AMBAC), 7.00%, 1/01/25	$20,000	$27,701,800

		139,210,990
Illinois — 5.7%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	1,006,930
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series B-2, AMT (NPFGC), 6.00%, 1/01/27	2,125	2,135,051
Series B-2, AMT (Syncora), 6.00%, 1/01/29	40,905	41,084,982
Series C, 6.50%, 1/01/41	29,835	36,402,877
City of Chicago Illinois, Refunding GARB, Senior Lien, Series C, AMT:
O'Hare International Airport, 5.50%, 1/01/34	5,380	6,207,121
O’Hare International Airport, 5.38%, 1/01/39	1,000	1,123,730
City of Chicago Illinois Transit Authority, RB, Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	15,000	17,346,750
City of Chicago Illinois Wastewater Transmission, RB, Series A (BHAC), 5.50%, 1/01/38	3,000	3,301,530
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.25%, 11/01/33	5,000	5,506,550
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18 (b)	7,020	8,369,104
Carle Foundation, Series A, 6.00%, 8/15/41	6,500	7,764,575
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	3,675	4,433,006
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	735	736,727
DePaul University, Series A, 6.13%, 10/01/40	11,735	14,217,187
Memorial Health System, 5.50%, 4/01/34	150	168,305
Memorial Health System, Series A, 5.25%, 7/01/44	8,370	9,234,621

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	4

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB (concluded):
Rush University Medical Center, Series B, 7.25%, 11/01/18 (b)	$5,280	$6,392,126
Rush University Medical Center, Series C, 6.38%, 5/01/19 (b)	2,860	3,425,279
University of Chicago, Series B, 6.25%, 7/01/18 (b)	25,035	29,253,397
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	4,205	4,816,659
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	29,905	34,888,369
OSF Healthcare System, Series A, 6.00%, 5/15/39	11,515	13,580,561
Roosevelt University Project, 6.50%, 4/01/39	7,000	7,917,140
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/18 (b)	6,900	8,353,347
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,865	16,516,265
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,017,900
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,150	1,150,564

		295,350,653
Indiana — 3.7%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	3,870	4,742,569
7.00%, 1/01/44	7,330	9,037,010
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	17,500	20,256,425
Indiana Finance Authority, Refunding RB:
Duke Energy Indiana Project, Series B, 6.00%, 8/01/39	11,000	12,861,860
Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,902,194

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding RB (concluded):
Trinity Health, Series A, 5.63%, 12/01/38	$12,000	$13,957,680
U.S. Steel Corp. Project, 6.00%, 12/01/26	105	115,257
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	19,620	22,702,891
Indianapolis Local Public Improvement Bond Bank, RB, Pilot Infrastructure Project, Series F, 5.00%, 1/01/35	23,550	26,644,235
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	12,800	14,720,512
(AGC), 5.50%, 1/01/38	56,725	64,766,903

		191,707,536
Iowa — 1.7%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	18,750	22,092,375
Series A (AGC), 5.63%, 8/15/37	5,600	6,416,032
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	35,000	37,378,600
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.40%, 12/01/24	11,135	11,982,707
5.50%, 12/01/25	7,395	8,005,014

		85,874,728
Kansas — 0.0%
Counties of Sedgwick & Shawnee Kansas, RB, AMT (Ginnie Mae), 6.95%, 6/01/29	285	300,125
Louisiana — 2.5%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/45	25,000	27,725,000
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	1,370	1,582,021

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	$7,330	$8,190,395
Series A, 6.50%, 8/01/29	11,195	13,380,376
Series A-1, 6.50%, 11/01/35	17,185	20,599,316
State of Louisiana Gasoline & Fuels Tax, RB, Series A (AGM), 5.00%, 5/01/16 (b)	11,950	12,547,620
State of Louisiana Gasoline & Fuels Tax, Refunding RB, 2nd Lien, Series B (c):
0.60%, 5/01/43	32,000	32,195,200
0.68%, 5/01/43	10,000	10,068,300

		126,288,228
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	12,365	15,080,230
6.95%, 7/01/41	2,235	2,594,366

		17,674,596
Maryland — 0.8%
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	3,785	4,573,908
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	11,000	12,482,800
State of Maryland, GO, Series A, 4.15%, 3/01/16 (b)	21,880	22,650,832

		39,707,540
Massachusetts — 5.4%
Commonwealth of Massachusetts, GO, Series D-2, 0.34%, 8/01/43 (c)	35,000	35,095,200
Commonwealth of Massachusetts, RB, Master Transportation Fund Accelerated Bridge Program, Series A, 5.00%, 6/01/44	57,385	67,173,159

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	$1,375	$1,565,685
Partners Healthcare System, Series O, 5.00%, 7/01/45	11,500	13,231,095
Massachusetts Health & Educational Facilities Authority, RB, Series N, 5.00%, 7/01/17 (b)	31,000	34,014,130
Massachusetts Health & Educational Facilities Authority, Refunding RB, Harvard University, Series A, 5.50%, 11/15/36	76,210	88,133,054
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	4,585	5,047,810
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/15 (b)	10,000	10,177,900
Massachusetts Water Resources Authority, Refunding RB, Series C, 5.25%, 8/01/42	5,000	5,765,800
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/40	13,650	16,095,944

		276,299,777
Michigan — 1.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	6,485	7,717,669
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	12,455	14,355,135
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital (b):
Series V, 8.25%, 9/01/18	18,130	22,529,063
Series W, 6.00%, 8/01/19	5,145	6,174,154
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	7,500	8,708,550
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	1,300	1,386,645

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	6

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	$4,285	$4,871,145

		65,742,361
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/32	5,940	7,009,141
Series B (AGC), 6.50%, 11/15/38	18,015	21,071,965
County of Ramsey Minnesota Housing & Redevelopment Authority, RB, Hanover Townhouses Project, M/F Housing, AMT, 6.00%, 7/01/31	1,110	1,111,798

		29,192,904
Mississippi — 0.0%
County of Warren Mississippi, RB, International Paper Co. Project, Series A, 6.50%, 9/01/32	1,890	2,178,754
Missouri — 0.0%
City of St. Louis Missouri, RB, Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	1,175	1,359,275
Nevada — 2.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	12,925	14,996,231
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	51,700	60,800,751
County of Clark Nevada Water Reclamation District, GO, Series B:
5.75%, 7/01/34	3,125	3,677,563
5.75%, 7/01/38	32,685	38,405,202

		117,879,747
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	15,590	18,307,337

Municipal Bonds	Par (000)	Value
New Jersey — 4.7%
County Cape May New Jersey Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	$5,000	$6,124,950
County of Monmouth New Jersey Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/38	3,600	4,177,584
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	26,500	26,990,515
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,280	9,409,061
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (b):
7.13%, 6/01/19	2,870	3,553,519
7.50%, 6/01/19	9,200	11,530,728
New Jersey Health Care Facilities Financing Authority, Refunding RB, AHS Hospital Corp.:
6.00%, 7/01/37	1,200	1,451,616
6.00%, 7/01/41	33,185	39,971,996
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.75%, 12/01/27	500	563,050
5.75%, 12/01/28	450	502,790
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA:
6.38%, 10/01/28	505	524,543
6.50%, 10/01/38	560	581,353
New Jersey State Turnpike Authority, Refunding RB (c):
Series D, 0.66%, 1/01/23	17,000	17,065,450
Series D, 0.72%, 1/01/24	15,000	15,097,350
Series E, 0.66%, 1/01/23	10,000	10,038,800
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	34,760	39,282,276
Transportation System, Series A, 5.13%, 6/15/29	10,000	10,925,100
Transportation System, Series A, 5.88%, 12/15/38	14,255	16,090,331

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	7

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series B, 5.25%, 6/15/36	$25,000	$26,928,500

		240,809,512
New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 2/01/27	250	306,783
New York — 6.9%
City of New York New York, GO:
0.62%, 8/01/27 (c)	39,000	38,893,530
Series E-1, 6.25%, 10/15/28	13,450	15,873,152
City of New York New York Housing Development Corp., RB, M/F Housing, Series M:
6.50%, 11/01/28	4,300	4,745,695
6.88%, 11/01/38	7,785	8,620,253
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	6,200	7,107,866
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	5,000	5,730,100
5.38%, 6/15/43	7,125	8,358,765
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	24,100	24,576,939
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	9,025	10,517,194
Long Island Power Authority, Refunding RB, Electric System, Series A, 6.00%, 5/01/33	49,450	57,881,719
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	32,035	37,131,128
Series C, 6.50%, 11/15/28	23,465	27,989,521
Series D, 5.25%, 11/15/41	12,720	14,757,744
Sub-Series D-1, 5.25%, 11/15/44	5,000	5,833,950
Metropolitan Transportation Authority, Refunding RB, Sub-Series B (AGM), 0.72%, 11/01/32 (c)	13,500	13,514,310

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Urban Development Corp., Refunding RB, Series D, 5.63%, 1/01/28	$3,000	$3,481,710
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	5,000	5,200,000
Port Authority of New York & New Jersey, ARB, 56th Series, AMT, 5.00%, 5/01/39	6,600	7,457,538
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	4,695	5,291,030
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	19,270	22,408,505
State of New York Dormitory Authority, RB, Columbia University, 5.00%, 7/01/38	21,400	23,835,534
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	5,715	6,528,987

		355,735,170
North Carolina — 0.2%
County of Columbus North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,474,960
State of North Carolina, RB, Series A, 5.25%, 5/01/31	4,000	4,688,720

		8,163,680
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	30,000	24,554,100
City of Cleveland Ohio, RB, Sub Lien, Series A-2, 5.00%, 10/01/37 (f)	25,000	28,206,750
City of Defiance Ohio, GO, 1.00%, 4/01/16 (f)	604	605,909
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	500	609,160
6.50%, 11/15/37	12,690	16,017,318
6.00%, 11/15/41	4,400	5,388,548

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	8

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 5/01/34	$10,595	$12,107,648
Hamilton County OH Sales Tax Revenue, Refunding RB, Sub-Series A (AGM), 5.00%, 12/01/32	20,000	21,308,200
State of Ohio, RB, Cleveland Health Clinic, 5.50%, 1/01/34	1,000	1,135,900
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	10,115	11,469,904
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 2/15/39	7,500	8,675,175

		130,078,612
Oregon — 0.0%
City of Portland Oregon, M/F HRB, Lovejoy Station Apartments Project, AMT (NPFGC), 5.90%, 7/01/23	390	390,967
Pennsylvania — 1.7%
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (g)	3,110	3,587,261
County of Allegheny Pennsylvania IDA, Refunding RB, Environmental Improvement, U.S. Steel Corp. Project:
6.75%, 11/01/24	6,035	6,927,516
6.75%, 12/01/27	5,000	5,892,100
6.88%, 5/01/30	5,000	5,741,300
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	10,575	11,803,498
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A:
6.00%, 6/01/29	12,565	14,708,338
6.00%, 6/01/36	3,325	3,878,712
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.25%, 7/01/26	1,160	1,219,752
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	2,455	2,696,498

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	$3,475	$4,036,664
Pennsylvania Turnpike Commission, RB:
5.25%, 6/01/39	24,900	27,656,181
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	1,195	1,423,006

		89,570,826
South Carolina — 0.8%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM):
6.50%, 8/01/39	4,455	5,469,181
6.25%, 8/01/34	1,525	1,862,986
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A:
5.50%, 12/01/33	6,465	7,766,663
5.50%, 1/01/38	2,390	2,713,869
5.75%, 12/01/43	19,875	24,068,823

		41,881,522
Texas — 15.7%
City of Austin Texas Airport System, RB, AMT:
5.00%, 11/15/39	21,400	24,114,162
5.00%, 11/15/44	19,750	22,151,797
City of Houston Texas Utility System, Refunding RB, Series A, 1st Lien:
Combined (AGC), 6.00%, 11/15/35	32,350	38,582,551
Combined (AGC), 5.38%, 11/15/38	5,000	5,720,750
5.25%, 11/15/30	24,305	28,939,477
City of San Antonio Texas Water System, Refunding RB, Junior Lien, 0.44%, 5/01/44 (c)	23,000	22,998,160
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
6.38%, 1/01/33	465	540,293
7.00%, 1/01/43	1,075	1,260,620
7.00%, 1/01/48	2,625	3,046,417

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	9

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Lamar Texas Consolidated, GO, Series A (ISD/PSF-GTD), 2.00%, 8/15/47 (c)	$70,000	$71,439,200
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	9,775	11,258,845
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	50,000	60,251,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26	2,200	2,320,472
Cypress-Fairbanks Independent School District, GO, Refunding:
5.00%, 2/15/32	10,000	10,725,500
Series C, 5.00%, 2/15/44	65,530	76,169,451
Dallas Area Rapid Transit, Refunding RB, (AMBAC):
5.00%, 12/01/16 (b)	16,230	17,436,214
5.00%, 12/01/36	11,630	12,354,665
Dallas-Fort Worth International Airport, Refunding ARB, Joint Improvement, Series E, AMT, 5.00%, 11/01/35	8,145	8,977,256
Katy Independent School District, GO, Series A:
5.00%, 2/15/40	28,725	33,951,514
5.00%, 2/15/45	27,915	32,862,934
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/30	6,085	7,295,428
North East Independent School District, GO, (PSF-GTD), 2.00%, 8/01/44 (c)	51,300	52,176,717
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,831,543
North Texas Tollway Authority, Refunding RB:
1st Tier System, 6.00%, 1/01/34	11,490	13,651,269
1st Tier System, Series A, 6.00%, 1/01/28	1,000	1,165,860
1st Tier System, Series A (NPFGC), 5.75%, 1/01/40	7,720	8,596,066
1st Tier System, Series B (NPFGC), 5.75%, 1/01/40	9,870	10,990,048

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB (concluded):
1st Tier System, Series K-2 (AGC), 6.00%, 1/01/38	$2,245	$2,580,964
2nd Tier System, Series F, 6.13%, 1/01/16 (b)	25,615	26,729,765
Port of Bay City Authority Texas, RB, Hoechst Celanese Corp. Project, AMT, 6.50%, 5/01/26	4,000	4,013,320
State of Texas, GO, Refunding Series A, 5.00%, 10/01/44	80,000	93,356,800
State of Texas Transportation Commission State Highway Fund, RB, 1st Tier System, Series B, 0.39%, 4/01/32 (c)	36,000	36,016,920
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	24,695	30,034,553
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	23,000	27,467,980

		805,008,511
Utah — 2.7%
City of Salt Lake Utah, Refunding RB, IHC Hospital, Inc., Series A, 8.13%, 5/15/15 (g)	5	5,048
County of Utah Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	70,000	78,774,500
Utah Transit Authority, Refunding RB, Series A, 5.00%, 6/15/38	51,695	61,223,422

		140,002,970
Virginia — 1.4%
City of Winchester Virginia IDA, Refunding RB, Valley Health (BHAC) (AMBAC), 5.25%, 1/01/37	31,970	34,026,630
Virginia HDA, RB, M/F Housing, Rental Housing, Series A, 5.25%, 5/01/41	2,865	3,118,725

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	10

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	$31,085	$36,172,682

		73,318,037
Washington — 1.2%
City of Seattle Washington Housing Authority, RB, M/F Housing, Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,754,043
Washington Health Care Facilities Authority, RB:
Catholic Health Initiatives, Series A, 5.75%, 1/01/45	21,355	25,534,814
MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,000	2,341,500
Swedish Health Services, Series A, 6.75%, 5/15/21 (b)	16,000	20,875,040
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,000	11,604,200

		63,109,597
Wisconsin — 0.3%
City of Superior Wisconsin, Refunding RB, Midwest Energy Resources, Series E (NPFCG), 6.90%, 8/01/21	7,000	9,011,800
Public Finance Authority, Refunding RB, AMT, National Gypsum Co., 5.25%, 4/01/30	5,900	6,062,545

		15,074,345
Total Municipal Bonds — 91.8%		4,724,669,521

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Arizona — 1.8%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	30,000	34,452,000

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Arizona (concluded)
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	$54,015	$59,026,682

		93,478,682
California — 2.9%
City & County of San Francisco California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	23,000	26,482,660
County of Orange California, ARB, Series B, 5.25%, 7/01/34	13,045	14,238,548
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	27,500	29,928,250
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 7/01/35	13,375	15,339,916
San Diego Community College District California, GO, Election of 2006 (AGM), 5.00%, 8/01/32	18,000	19,616,940
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.38%, 8/01/34	15,000	17,415,300
University of California, RB, General, Series O, 5.25%, 5/15/39	20,695	23,628,905

		146,650,519
Florida — 2.6%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	10,000	10,850,500
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	6,300	7,120,953
State of Florida, GO, Board of Education:
Capital Outlay, Series E, 5.00%, 6/01/37	39,730	45,805,114
Series C, 5.00%, 6/01/37	65,545	71,523,801

		135,300,368
Illinois — 0.4%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	15,600	18,817,656

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	11

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Indiana — 0.7%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	$31,460	$35,533,126
Massachusetts — 0.2%
Massachusetts School Building Authority, RB, Series A (AMBAC), 5.00%, 8/15/37	10,000	10,855,400
Texas — 1.4%
City of Houston Texas, Refunding RB, Combined, 1st Lien, Series A (AGC), 5.38%, 11/15/38	26,160	29,930,964
City of San Antonio Texas, Refunding RB, Electric and Gas Revenue:
5.00%, 2/01/17 (b)	218	235,892
5.00%, 2/01/32	28,772	30,753,114
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children's Hospital Project, 5.50%, 10/01/39	8,500	9,828,720

		70,748,690
Washington — 0.5%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	8,500	9,278,090
5.00%, 11/01/36	15,715	17,140,954

		26,419,044
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.5%		537,803,485

U.S. Government Sponsored Agency Securities	Shares	Value
Mortgage-Backed Securities — 0.0%
Ginnie Mae Mortgage-Backed Securities, 6.00%, 11/15/31	—(i)	$186
Total Long-Term Investments (Cost — $4,836,392,832) — 102.3%		5,262,473,192

Short-Term Securities	Par (000)
California — 1.1%
County of Tulare California, GO, 2.00%, 6/30/15	$56,000	56,267,120
	Shares
Money Market Funds — 0.6%
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	30,621,754	30,621,754
Total Short-Term Securities (Cost — $86,882,274) — 1.7%		86,888,874
Total Investments (Cost — $4,923,275,106*) — 104.0%		5,349,362,066
Other Assets Less Liabilities — 0.7%		35,167,879
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.7%)		(240,580,000)

Net Assets — 100.0%		$5,143,949,945

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,681,090,869
Gross unrealized appreciation	$428,980,550
Gross unrealized depreciation	(1,259,290)
Net unrealized appreciation	$427,721,260

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Non-income producing security.
(f)	When-issued security. Unsettled when-issued transactions were as follows:

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	12

Schedule of Investments (continued)	BlackRock National Municipal Fund

Counterparty	Value	Unrealized Appreciation/ (Depreciation)

National Financial Services Group	$605,909	$54
Wells Fargo Bank N.A.	$28,206,750	$(71,500)

(g)	Security is collateralized by municipal or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a secured borrowing.
(i)	Amount is less than $500.
(j)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at June 30, 2014	Net Activity	Shares Held at March 31, 2015	Income

FFI Institutional Tax-Exempt Fund	94,354,491	(63,732,737)	30,621,754	$29,245

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	13

Schedule of Investments (continued)	BlackRock National Municipal Fund

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(1,000)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	128,906,250	$(1,734,054)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of March 31, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$—	$5,262,473,192	—	$5,262,473,192
Short-Term Securities	30,621,754	56,267,120	—	86,888,874
Total	$30,621,754	$5,318,740,312	—	$5,349,362,066

[1] See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(1,734,054)	—	—	$(1,734,054)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	14

Schedule of Investments (concluded)	BlackRock National Municipal Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$1,418,000	—	—	$1,418,000
Liabilities:
TOB trust certificates	—	$(240,549,937)	—	$(240,549,937)
Total	$1,418,000	$(240,549,937)	—	$(239,131,937)

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	15

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority, RB, Grant Appreciation, 5.00%, 9/01/16	$5,130	$5,463,450
Alaska — 0.3%
Alaska Student Loan Corp., RB, Senior Series A, AMT, 5.00%, 6/01/16	2,000	2,015,980
Arizona — 0.3%
Arizona Health Facilities Authority, Refunding RB, Series D, 5.00%, 1/01/17	1,080	1,161,216
City of Phoenix Civic Improvement Corp., Refunding RB, Transit Excise Tax, Light Rail Project, 5.00%, 7/01/16	1,000	1,058,460

		2,219,676
California — 8.4%
California Statewide Communities Development Authority, RB, 5.00%, 11/01/29 (a)	3,570	3,895,013
City & County of San Francisco, GO, Refunding:
5.00%, 6/15/17	5,000	5,491,450
5.00%, 6/15/18	5,835	6,608,954
City of Long Beach CA Harbor Revenue, Refunding RB, AMT, Series A, 5.00%, 5/15/17	1,500	1,630,680
City of Los Angeles Department of Airports, Refunding RB, AMT, 4.00%, 5/15/17	1,220	1,305,485
Los Angeles Unified School District, GO, Refunding, Series A:
3.00%, 7/01/16	3,765	3,893,161
5.00%, 7/01/17	18,145	19,947,887
State of California, GO, Refunding:
(NPFGC), 5.00%, 9/01/16	1,380	1,471,867
Various Purpose, 5.00%, 4/01/16	10,000	10,481,900
Various Purpose, 5.00%, 9/01/16	3,000	3,199,710

		57,926,107
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series C, 4.00%, 10/01/40 (a)	1,000	1,022,900

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB (concluded):
Series B, 5.00%, 1/01/18	$3,335	$3,691,111

		4,714,011
Connecticut — 0.4%
Connecticut Resources Recovery Authority, Refunding RB, Covanta Southeastern Connecticut Co. Project, Series A, AMT, 4.00%, 11/15/15	2,635	2,698,477
Delaware — 3.1%
State of Delaware, GO, Refunding Series B, 5.00%, 7/01/18	10,000	11,320,500
University of Delaware, Refunding RB, Series C, 0.70%, 11/01/37 (a)	10,000	10,050,500

		21,371,000
District of Columbia — 0.6%
Metropolitan Washington Airports Authority, Refunding RB, Series A AMT, 5.00%, 10/01/17	4,000	4,399,240
Florida — 6.9%
Citizens Property Insurance Corp., RB, Senior Secured, Series A-1, Personal Lines & Commercial Lines Account, 5.00%, 6/01/16	10,000	10,535,600
City of Jacksonville Florida, Refunding RB, Series C, 5.00%, 10/01/16	1,280	1,367,757
County of Broward Florida Airport System, ARB, Series Q-1, 5.00%, 10/01/15	1,000	1,023,980
County of Miami-Dade Florida, Refunding ARB, Series A, AMT:
4.00%, 10/01/15	2,750	2,802,057
5.00%, 10/01/16	1,750	1,859,638
Florida Department of Environmental Protection, Refunding RB, Series A:
5.00%, 7/01/16	3,865	4,089,943
5.00%, 7/01/18	17,985	20,248,772
Florida State Department of Environmental Protection, Refunding RB, Everglades Restoration, Series A (AGC), 5.00%, 7/01/16	1,205	1,275,131

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Highlands County Health Facilities Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series I, 5.00%, 11/15/16	$1,035	$1,109,893
State of Florida, GO, Refunding, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B, 5.00%, 7/01/16	3,375	3,574,496

		47,887,267
Georgia — 2.9%
City of Atlanta Georgia Department of Aviation, RB, Series B, 5.00%, 1/01/17	7,000	7,542,990
City of Atlanta Georgia Department of Aviation, Refunding RB, Series C AMT, 5.00%, 1/01/17	1,500	1,615,260
Municipal Gas Authority of Georgia, Refunding RB, 4.00%, 10/01/16	10,615	11,180,143

		20,338,393
Illinois — 2.5%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 5.00%, 11/01/17	1,075	1,183,285
City of Chicago Illinois, Refunding GARB, O'Hare International Airport, Senior Lien, Series A, AMT:
5.00%, 1/01/16	4,500	4,653,450
5.00%, 1/01/16	3,000	3,102,300
Illinois Finance Authority, Refunding RB, Hospital Sisters Services, Inc., Series C, 5.00%, 8/15/15	1,000	1,017,620
Illinois State Toll Highway Authority, Refunding RB, Series D, 5.00%, 1/01/18	1,250	1,388,162
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding Series A, 5.00%, 12/01/17	1,005	1,114,907
State of Illinois, GO, 4.00%, 2/01/17	2,000	2,101,680

Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, RB, Unemployment Insurance Fund Building Receipts, Series A, 5.00%, 6/15/16	$2,500	$2,640,900

		17,202,304
Indiana — 1.3%
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/16	730	749,652
Indiana Health Facility Financing Authority, RB, 4.00%, 11/01/27 (a)	8,000	8,579,280

		9,328,932
Iowa — 0.7%
Iowa Finance Authority, Refunding RB, 5.00%, 8/01/17	4,250	4,678,740
Kentucky — 2.1%
Counties of Louisville & Jefferson Kentucky Metropolitan Government, RB, AMT, 1.35%, 11/01/27 (a)	5,000	4,986,000
Counties of Louisville & Jefferson Kentucky Metropolitan Government, GO, Refunding Series E, 4.00%, 11/15/16	4,450	4,709,168
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Series A, 5.00%, 7/01/17	4,500	4,897,305

		14,592,473
Louisiana — 0.5%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 5/15/16	3,000	3,136,770
Maryland — 1.2%
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, AMT, 5.00%, 3/01/16	8,315	8,664,396
Massachusetts — 2.6%
Massachusetts Clean Water Trust, Refunding RB, 5.00%, 8/01/18	3,500	3,966,200
Massachusetts Health & Educational Facilities Authority, RB, 0.80%, 11/01/33 (a)	1,000	997,430
Massachusetts Port Authority, RB, Series A, AMT, 5.00%, 7/01/16	1,625	1,717,674

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	2

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts State Educational Financing Authority, RB, AMT:
4.00%, 1/01/17	$800	$841,096
4.00%, 1/01/18	1,750	1,867,407
University of Massachusetts Building Authority, RB, 5.00%, 11/01/17	8,000	8,860,080

		18,249,887
Michigan — 2.2%
Michigan Finance Authority, Refunding RB:
AMT, 5.00%, 11/01/16	1,400	1,481,270
Unemployment Obligation Assessment, Series A, 5.00%, 1/01/16	13,525	14,018,527

		15,499,797
Missouri — 0.4%
University of Missouri, Refunding RB, Series A, 4.00%, 11/01/17	2,555	2,767,218
Nebraska — 0.1%
Nebraska Public Power District, Refunding RB, General, Series A, 5.00%, 1/01/16	1,000	1,035,720
Nevada — 7.8%
County of Clark Nevada School District, GO, Refunding:
Limited Tax, Series A, 5.00%, 6/15/16	11,000	11,611,930
Series B, 5.50%, 6/15/16	5,885	6,247,751
Series B, 5.50%, 6/15/17	13,760	15,183,885
State of Nevada, Refunding RB:
5.00%, 12/01/16	5,000	5,375,500
5.00%, 6/01/17	14,000	15,309,560

		53,728,626
New Hampshire — 1.7%
State of New Hampshire, GO, Refunding, Series B, 5.00%, 6/01/16	10,000	10,548,900
State of New Hampshire, RB, Federal Highway, GAN, 5.00%, 9/01/16	1,250	1,330,575

		11,879,475
New Jersey — 10.0%
Cherry Hill Township School District, GO, Refunding, 4.00%, 2/15/17	3,455	3,666,170
County of Ocean New Jersey, GO, Refunding, 5.00%, 8/01/16	1,235	1,312,027

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Gloucester County Improvement Authority, Refunding RB, Series B, 4.00%, 7/01/17 (b)	$2,000	$2,139,620
New Jersey EDA, Refunding RB, School Facilities Construction:
Series DD-1, 5.00%, 12/15/16	5,075	5,412,690
Series EE, 5.00%, 9/01/15 (c)	1,650	1,682,984
New Jersey Educational Facilities Authority, RB, 5.00%, 6/01/17	12,910	13,971,847
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.00%, 7/01/16	1,000	1,054,060
Meridian Health System, 5.00%, 7/01/17	2,000	2,187,860
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 4, AMT, 0.90%, 5/01/15	1,690	1,690,930
New Jersey State Turnpike Authority, Refunding RB, Series C, 0.50%, 1/01/17 (a)	8,000	8,011,280
New Jersey Transportation Trust Fund Authority, RB:
Series AA, 4.00%, 6/15/16	2,850	2,955,650
Series B, 5.00%, 6/15/15	1,825	1,841,589
Transportation System, 5.75%, 6/15/16	6,275	6,638,950
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/15	1,640	1,689,872
State of New Jersey, GO, Refunding, Series O, 5.00%, 8/01/16	2,300	2,439,932
State of New Jersey, GO, Tax-Exempt, Various Purposes, 5.00%, 6/01/16	12,075	12,724,635

		69,420,096
New Mexico — 0.2%
County of Albuquerque Bernalillo New Mexico Water Utility Authority, Refunding RB, Series B, 5.00%, 7/01/16	1,000	1,058,850
New York — 19.6%
City of New York, GO, Refunding Series A, 5.00%, 8/01/17	15,000	16,485,750
Long Island Power Authority, Refunding RB, Series E, 5.00%, 12/01/17	9,000	9,654,120

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/15/15	$1,400	$1,433,796
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
5.00%, 8/01/16 (c)	930	987,855
5.00%, 8/01/16	3,950	4,197,270
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB:
Series B, 5.00%, 11/01/18	3,605	4,098,921
Series C, 3.00%, 11/01/16	16,000	16,646,240
New York State Dormitory Authority, RB:
Series A, 4.00%, 3/15/17	4,000	4,269,800
Series A, 5.00%, 2/15/17	2,495	2,701,885
Series A, 5.00%, 3/15/17	2,000	2,173,740
Series A, 5.00%, 3/15/18	7,125	7,987,410
Series B, 5.00%, 3/15/17	3,600	3,909,780
New York State Dormitory Authority, Refunding RB:
4.00%, 2/15/18	2,200	2,376,968
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,000	1,056,520
Series A, 4.00%, 7/01/16	1,210	1,261,921
New York State Thruway Authority, Refunding RB:
Series B, 5.00%, 4/01/17	1,055	1,080,257
Series I, 5.00%, 1/01/16 (c)	115	119,125
Series I, 5.00%, 1/01/16	385	398,783
New York State Urban Development Corp., RB, Personal Income Tax, Series C, 5.00%, 3/15/17	6,470	7,026,744
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/15	2,680	2,749,787
Port Authority of New York & New Jersey, Refunding RB, AMT:
5.00%, 9/01/16	5,000	5,316,400
5.00%, 9/01/17	3,750	4,113,450
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 3.00%, 10/15/16	24,055	25,025,379

Municipal Bonds	Par (000)	Value
New York (concluded)
State of New York, GO, Refunding Series C, 5.00%, 4/15/17	$10,000	$10,918,600

		135,990,501
North Carolina — 1.7%
North Carolina Capital Facilities Finance Agency, Refunding RB, High Point University, 4.00%, 5/01/16	1,770	1,832,658
North Carolina Medical Care Commission, Refunding RB, Healthcare Facilities Revenue, WakeMed, Series A, 4.00%, 10/01/15	730	743,688
North Carolina Municipal Power Agency No. 1, Refunding RB, Catawba Electric, Series A:
5.00%, 1/01/16	3,500	3,624,495
5.25%, 1/01/17	5,000	5,405,000

		11,605,841
Ohio — 0.5%
City of Cleveland Ohio, Public Power System, Refunding RB, 5.00%, 11/15/15 (c)	155	159,628
State of Ohio, Refunding RB, AMT, 2.25%, 11/01/22 (a)	3,500	3,536,960

		3,696,588
Oklahoma — 0.9%
County of Cleveland Oklahoma Educational Facilities Authority, LRB:
Moore Public Schools Project, 5.00%, 6/01/15	2,050	2,066,359
Moore Public Schools Project, 5.00%, 6/01/16	845	890,258
Norman Public Schools Project, 5.00%, 7/01/16	1,000	1,057,160
Norman Public Schools Project, 5.00%, 7/01/17	1,520	1,662,059
Oklahoma Development Finance Authority, Refunding RB, Series A, 5.00%, 8/15/17 (b)	750	824,813

		6,500,649
Oregon — 1.0%
Portland Community College District, GO, Refunding, 5.00%, 6/15/17	6,105	6,690,897

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	4

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 1.7%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT:
5.00%, 6/15/15	$2,550	$2,575,168
5.00%, 6/15/17	2,000	2,183,740
Pennsylvania Economic Development Financing Authority, RB, Waste Management, Inc. Project, 1.75%, 12/01/33 (a)	4,500	4,539,600
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/15 (c)	2,500	2,529,975

		11,828,483
Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 4.00%, 6/01/17	5,000	5,339,600
South Carolina — 0.8%
South Carolina Transportation Infrastructure Bank, Refunding RB, (AMBAC), Series A, 5.00%, 10/01/15	5,440	5,571,376
Tennessee — 0.8%
Shelby County, GO, Refunding Series A, 5.00%, 4/01/18	5,000	5,614,200
Texas — 3.2%
City of Corpus Christi Texas Utility System, Refunding RB, 4.00%, 7/15/17	2,000	2,146,160
City Public Service Board of San Antonio, Refunding RB, 5.00%, 2/01/18	6,000	6,699,360
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Memorial Hermann Health System, Series A, 4.00%, 12/01/16	525	554,820
Love Field Airport Modernization Corp., RB, 5.00%, 11/01/15	2,840	2,912,306
Lower Colorado River Authority, Refunding RB, 5.00%, 5/15/16	2,490	2,619,505
Northside Texas ISD, GO, Refunding, 5.00%, 2/15/17	6,910	7,478,555

		22,410,706
Virginia — 2.0%
Virginia College Building Authority, RB, Series A, 5.00%, 2/01/17	4,800	5,187,648
Virginia Public School Authority, RB, 5.00%, 7/15/18	4,080	4,618,030

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Wise County Industrial Development Authority, RB, Series A, 2.38%, 11/01/40 (a)	$4,000	$4,045,120

		13,850,798
Washington — 3.8%
City of Seattle Washington Municipal Light & Power Revenue, Refunding RB, 5.00%, 9/01/18	15,715	17,811,224
State of Washington, GO, 5.00%, 7/01/18	7,005	7,910,746
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 3/01/18	290	318,774

		26,040,744
Wisconsin — 2.7%
State of Wisconsin, Refunding RB, Series 1, 5.00%, 7/01/16	10,000	10,583,300
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, 5.13%, 8/15/27 (a)	7,500	7,965,225

		18,548,525
Total Long-Term Investments (Cost — $672,668,470) — 97.2%		673,965,793

Short-Term Securities
Municipal Bonds
Illinois — 2.2%
Regional Transportation Authority, GO, Refunding, ERS, VRDN, Series B, 0.40%, 4/01/15 (d)	15,000	15,000,000

Money Market Funds — 1.2%	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	8,272,328	8,272,328

Total Short-Term Securities (Cost — $23,272,328) — 3.4%		23,272,328

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $695,940,798*) — 100.6%	$697,238,121
Liabilities in Excess of Other Assets — (0.6)%	(3,903,430)

Net Assets — 100.0%	$693,334,691

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$695,940,798
Gross unrealized appreciation	$1,852,808
Gross unrealized depreciation	(555,485)
Net unrealized appreciation	$1,297,323

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley & Co. LLC	$824,813	$2,152
Southwest Securities	2,139,620	2,860

(c)	Security is collateralized by municipal or U.S. Treasury obligations.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at June 30, 2014	Net Activity	Shares Held at March 31, 2015	Income

FFI Institutional Tax-Exempt Fund	3,454,392	4,817,936	8,272,328	$29,479

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
EDA	Economic Development Authority
ERS	Extendible Reset Securities
GAN	Grant Anticipation Notes
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	6

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of March 31, 2015, the following table summarizes the Fund's investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$673,965,793	—	$673,965,793
Short-Term Securities	$8,272,328	15,000,000	—	23,272,328
Total	$8,272,328	$688,965,793	—	$697,238,121

[1]	See above Schedule of Investments for values in each state or political subdivision.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2015